UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09451

        Nuveen Massachusetts Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.8% (1.2% of Total Investments)
$ 495	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$499,559
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Education and Civic Organizations – 28.8% (19.2% of Total Investments)
450	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	457,866
	2005A, 5.000%, 9/01/33 – AGC Insured
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytecnic Institute,	9/17 at 100.00	AAA	459,774
	Series 2007, 5.000%, 9/01/37 – MBIA Insured
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	504,118
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	525,215
	5.000%, 9/01/19
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	5/29 at 105.00	A3	1,082,750
	Series 1999P, 6.000%, 5/15/59
1,085	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	7/10 at 100.00	AAA	1,110,335
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	1,059,630
	Series 2003N, 5.250%, 6/01/18
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	2/11 at 100.00	AA–	2,082,120
	Series 2001I, 5.500%, 2/15/36
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	607,582
	Series 2007L, 5.000%, 7/01/31
250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	AAA	267,513
	2005-1, 5.000%, 5/01/15 – AMBAC Insured

7,820	Total Education and Civic Organizations			8,156,903

	Health Care – 21.8% (14.5% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	522,840
	System, Series 2001E, 6.250%, 10/01/31
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	251,713
	Obligated Group, Series 1999A, 5.625%, 7/01/20
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health	1/12 at 101.00	A	391,106
	Systems Obligated Group, Series 2002, 6.000%, 7/01/31
315	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	288,033
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	616,830
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A	1,008,460
	Center, Series 2007D, 5.250%, 8/15/28
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	261,922
	Medical Center, Series 2007E, 5.000%, 7/15/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	462,420
	Project, Series 2005D, 5.250%, 7/01/30
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	518,745
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/09 at 101.00	AA	1,022,200
	System Inc., Series 1999B, 5.125%, 7/01/19
35	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	37,682
	System Inc., Series 2001C, 5.750%, 7/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	524,430
	Health Care, Series 2001C, 6.625%, 7/01/32
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	269,767
	Health Care, Series 2005D, 5.000%, 7/01/33

6,150	Total Health Care			6,176,148

	Housing/Multifamily – 12.2% (8.1% of Total Investments)
570	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	AAA	551,640
	Project, Series 2007, 4.800%, 7/20/48
135	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	131,636
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	500,085
	(Alternative Minimum Tax)
1,215	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	1,240,466
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,029,570
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

3,420	Total Housing/Multifamily			3,453,397

	Housing/Single Family – 3.4% (2.3% of Total Investments)
395	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-122,	6/15 at 100.00	AA	371,786
	4.875%, 12/01/37 (Alternative Minimum Tax)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	598,676
	4.625%, 6/01/32 (Alternative Minimum Tax)

1,045	Total Housing/Single Family			970,462

	Industrials – 1.2% (1.0% of Total Investments)
180	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	178,855
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	203,652
	Management Inc., Series 2003, 5.450%, 6/01/14

380	Total Industrials			382,507

	Long-Term Care – 7.7% (5.1% of Total Investments)
425	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BBB–	399,844
	5.250%, 10/01/26
655	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	7/11 at 102.00	BBB–	696,455
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
1,000	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,075,310
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)

2,080	Total Long-Term Care			2,171,609

	Tax Obligation/General – 17.0% (11.3% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	329,856
2,000	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	2,095,298
440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	457,648
750	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19	No Opt. Call	AA	835,358
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	535,735
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 –	No Opt. Call	AAA	562,660
	FGIC Insured

4,500	Total Tax Obligation/General			4,816,555

	Tax Obligation/Limited – 11.3% (7.6% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	406,814
	AMBAC Insured
85	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	87,516
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	420,081
	Series 2004C, 5.250%, 7/01/21
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 –	5/14 at 100.00	AAA	239,775
	MBIA Insured
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 –	5/16 at 100.00	AAA	256,975
	AMBAC Insured
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	521,305
	5.000%, 8/15/20 – FSA Insured
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AAA	499,625
	4.750%, 8/15/32 – AMBAC Insured
230	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	245,387
	FGIC Insured
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	538,305
	6.375%, 10/01/19

3,075	Total Tax Obligation/Limited			3,215,783

	Transportation – 4.3% (2.9% of Total Investments)
400	Massachusets Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007,	7/17 at 100.00	Aaa	400,280
	5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
800	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	828,520

1,200	Total Transportation			1,228,800

	U.S. Guaranteed – 17.8% (11.9% of Total Investments) (4)
1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+ (4)	1,042,480
	(Pre-refunded 2/01/11)
1,675	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21	2/11 at 100.00	Aaa	1,746,154
	(Pre-refunded 2/01/11) – AMBAC Insured
125	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	Aa1 (4)	130,280
	(Pre-refunded 7/01/10)
965	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	Aa2 (4)	1,043,252
	System Inc., Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)
750	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	807,818
	(Pre-refunded 1/01/14) – FGIC Insured
250	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	272,460
	2004-1, 5.250%, 11/01/24 (Pre-refunded 11/01/14) – AMBAC Insured

4,765	Total U.S. Guaranteed			5,042,444

	Utilities – 5.9% (3.9% of Total Investments)
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,148,827
	Series 2001A, 5.625%, 1/01/14 – MBIA Insured
500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	510,855
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

1,570	Total Utilities			1,659,682

	Water and Sewer – 14.0% (9.4% of Total Investments)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	546,870
	2004A, 5.000%, 11/01/25
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	128,884
	6.000%, 7/01/25
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 11,	8/15 at 100.00	AAA	484,130
	4.500%, 8/01/29
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 12,	8/16 at 100.00	AAA	371,180
	4.375%, 8/01/31
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	527,285
	5.250%, 8/01/20
1,405	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	1,461,846
	Series 1999A, 5.750%, 8/01/29
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –	8/17 at 100.00	AAA	258,385
	MBIA Insured
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	206,975

3,960	Total Water and Sewer			3,985,555

$ 40,460	Total Long-Term Investments (cost $41,190,384) – 147.2%			41,759,404

	Short-Term Investments – 2.5% (1.6% of Total Investments)
$ 700	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	700,000
	Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $700,000)			700,000

	Total Investments (cost $41,890,384) – 149.7%			42,459,404

	Other Assets Less Liabilities – 3.2%			910,596

	Preferred Shares, at Liquidation Value – (52.9)%			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$28,370,000

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$500,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ (4,273)
Royal Bank
of Canada	900,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	19,026

								$ 14,753

USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $41,870,166.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,010,776
Depreciation	(421,538)

Net unrealized appreciation (depreciation) of investments	$ 589,238

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.